Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Large Cap Securities Fund, Inc.
Entity Central Index Key	0000030146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000000105 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Large Cap Securities Fund, Inc.
Class Name	BNY Mellon Large Cap Securities Fund, Inc.
Trading Symbol	DREVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Large Cap Securities Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Large Cap Securities Fund, Inc.	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s shares returned 27.34%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  Equity markets posted solid returns during 2024, driven by an artificial intelligence-fueled rally, easing monetary policy and investor optimism around the incoming administration’s pro-U.S. growth agenda.
  Security selection drove relative outperformance, including in the sectors that contributed most to relative performance.  Industrials was the top contributor, followed by utilities and information technology.
  The strong performance was partially offset by an overweight to energy and weaker selections in both energy and consumer discretionary.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s  shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
	1YR	5YR	10YR
BNY Mellon Large Cap Securities Fund, Inc.	27.34%	17.16%	13.80%
S&P 500® Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,422,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 14,862,096
Investment Company Portfolio Turnover	27.75%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,422	46	$14,862,096	27.75%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.